Accumulated other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive income/(loss) [Abstract]
Accumulated other comprehensive income/(loss)

10.Accumulated other comprehensive income/(loss)

In 2013, Accumulated other comprehensive income/(loss) decreased with unrealized gains from hedging financial instruments of $8,107 ($20,169 in 2012 and $17,265 in 2011) of which $7,230 ($17,996 in 2012 and $15,245 in 2011) related to unrealized gains on interest rate swaps, and $877 ($2,173 in 2012 and $2,020 in 2011) related to amortization of deferred loss on de-designated financial instruments. During 2013, unrealized losses on marketable securities was $79 (gain of $228, and $34 in 2012 and 2011, respectively), of which a gain of $89 ($95 in 2012 and nil in 2011) was realized and reclassified into earnings following the sale of the respective securities.